Covered Assets (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Covered assets	$ 438,566,000	$ 578,629,000
Gross covered loans	495,358,000	685,384,000
Covered loans, allowance for losses	(3,766,000)	0
Outstanding principal balance of acquired loans	491,592,000	685,384,000
Discount balance related to acquired loans	109,409,000	150,910,000
Covered loans, net	382,183,000	534,474,000
FDIC Indemnification Asset Movement Analysis [Roll Forward]
Balance at beginning of period	131,128,000	0
Additions	7,707,000	227,500,000
Payments received	(32,828,000)	(92,551,000)
Amortization	(10,239,000)	(8,150,000)
Accretion	3,103,000	4,329,000
Balance at end of period	98,871,000	131,128,000
Single Family Residential [Member]
Gross covered loans	55,449,000	66,735,000
Single Family Residential [Member] | Acquired Impaired Assets [Member]
Gross covered loans	9,235,000	7,872,000
Single Family Residential [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	46,214,000	58,863,000
Construction, Speculative [Member]
Gross covered loans	9,321,000	29,630,000
Construction, Speculative [Member] | Acquired Impaired Assets [Member]
Gross covered loans	8,006,000	24,353,000
Construction, Speculative [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	1,315,000	5,277,000
Construction, Custom [Member]
Gross covered loans	2,799,000	6,927,000
Construction, Custom [Member] | Acquired Impaired Assets [Member]
Gross covered loans	2,799,000	6,533,000
Construction, Custom [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	0	394,000
Land, Acquisition and Development [Member]
Gross covered loans	47,217,000	102,982,000
Land, Acquisition and Development [Member] | Acquired Impaired Assets [Member]
Gross covered loans	32,159,000	78,308,000
Land, Acquisition and Development [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	15,058,000	24,674,000
Land, Consumer Lot Loans [Member]
Gross covered loans	1,153,000	1,813,000
Land, Consumer Lot Loans [Member] | Acquired Impaired Assets [Member]
Gross covered loans	499,000	499,000
Land, Consumer Lot Loans [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	654,000	1,314,000
Multi Family Housing [Member]
Gross covered loans	44,239,000	54,258,000
Multi Family Housing [Member] | Acquired Impaired Assets [Member]
Gross covered loans	9,333,000	12,342,000
Multi Family Housing [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	34,906,000	41,916,000
Commercial Real Estate [Member]
Gross covered loans	250,063,000	308,987,000
Commercial Real Estate [Member] | Acquired Impaired Assets [Member]
Gross covered loans	101,599,000	127,844,000
Commercial Real Estate [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	148,464,000	181,143,000
Commercial and Industrial Loans [Member]
Gross covered loans	58,874,000	83,554,000
Commercial and Industrial Loans [Member] | Acquired Impaired Assets [Member]
Gross covered loans	35,993,000	45,214,000
Commercial and Industrial Loans [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	22,881,000	38,340,000
Home Equity Line of Credit [Member]
Gross covered loans	23,559,000	26,587,000
Home Equity Line of Credit [Member] | Acquired Impaired Assets [Member]
Gross covered loans	1,829,000	1,911,000
Home Equity Line of Credit [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	21,730,000	24,676,000
Consumer Portfolio Segment [Member]
Gross covered loans	2,684,000	3,911,000
Consumer Portfolio Segment [Member] | Acquired Impaired Assets [Member]
Gross covered loans	1,485,000	1,956,000
Consumer Portfolio Segment [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	1,199,000	1,955,000
Acquired Impaired Assets [Member]
Gross covered loans	202,937,000	306,832,000
Covered loans, allowance for losses	(3,766,000)	0
Outstanding principal balance of acquired loans	199,171,000	306,832,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Accretable Yield, Beginning of Period	27,019,000	0
Carrying Amount, Beginning of period	190,530,000	0
Accretable Yield, Additions	0	36,731,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Additons	0	246,383,000
Accretable Yield, Reclassifications from nonaccretable difference	24,025,000	0
Accretable Yield, Accretion	(13,972,000)	(9,712,000)
Transfers to Real Estate Owned	(54,638,000)	(34,536,000)
Payments received, net	(33,803,000)	(31,029,000)
Carrying Amount, End of period	116,061,000	190,530,000
Accretable Yield, End of Period	37,072,000	27,019,000
FDIC Indemnification Asset Movement Analysis [Roll Forward]
Accretion	13,972,000	9,712,000
Acquired Non Impaired Assets [Member]
Gross covered loans	292,421,000	378,552,000
Covered loans, allowance for losses	0	0
Outstanding principal balance of acquired loans	292,421,000	378,552,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Accretable Yield, Beginning of Period	39,813,000	0
Carrying Amount, Beginning of period	343,944,000	0
Accretable Yield, Additions	0	50,000,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Additons	0	425,000,000
Accretable Yield, Reclassifications from nonaccretable difference	0	0
Accretable Yield, Accretion	(9,443,000)	(10,187,000)
Transfers to Real Estate Owned	0	0
Payments received, net	(83,499,000)	(91,243,000)
Carrying Amount, End of period	269,888,000	343,944,000
Accretable Yield, End of Period	30,370,000	39,813,000
FDIC Indemnification Asset Movement Analysis [Roll Forward]
Accretion	$ 9,443,000	$ 10,187,000